INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
Disclosure Of Intangible Assets Excluding Goodwilland Land Use Rights [Text Block]

8. INTANGIBLE ASSETS

          In connection with the acquisition of Binglangjiang in 2007, the Company acquired a legal right to develop and operate Phase II of Binglangjiang’s hydroelectric power project. The development right allows the Company to expand the power generation capacity of Binglangjiang by utilizing the existing water dam of Binglangjiang, which has a useful life of 30 years. The Company recognized the fair value of US$2,909 of the development right as a separate intangible asset apart from goodwill in accordance with ASC 805-10. The estimated useful life of the development right is 30 years.

          In connection with the acquisition of Yuanping in 2008, the Company acquired a contractual right to use water from the dam and reservoir of the Jinzaoqiao station, which has a useful life of 40 years. The Company recognized the fair value of US$563 of the water use right as a separate intangible asset apart from goodwill in accordance with ASC 805-10. The estimated useful life of the water use right is 40 years. As of December 31, 2011, the net carrying value of the water use right of US$562 was classified as assets held-for-sale (Note 6).

          On August 12, 2009, Yuheng acquired a contractual right to use water from the dam and reservoir of Wanquan Power Generation Co., Ltd. for a purchase price of US$1,025. The term of the water use right is 30 years.

          In connection with the acquisition of Jinling, the Company acquired a right to use the dam of the Dongguan hydropower project which has a useful life of 40 years. The Company recognized the fair value of US$1,759 for the dam use right as a separate intangible asset apart from goodwill in accordance with ASC 805-10. The estimated useful life of the dam use right of Dongguan is 40 years.

          Intangible assets and their related accumulated amortization as of December 31, 2010 and 2011 are as follows:

	December 31, 2010

	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value

Development right of Binglangjiang Phase II	2,909	(393)	462	2,978
Water use right of Wanquan Power Generation Co., Ltd.	1,025	(93)	30	962
Water use right of Jinzaoqiao station	563	(31)	18	550
Dam use right of Dongguan	1,759	—	—	1,759

Total	6,256	(517)	510	6,249

	December 31, 2011

	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value

Development right of Binglangjiang Phase II	2,909	(509)	611	3,011
Water use right of Wanquan Power Generation Co., Ltd.	1,025	(129)	78	974
Dam use right of Dongguan	1,759	(45)	89	1,803

Total	5,693	(683)	778	5,788

          Amortization expenses from continuing operations for the years ended December 31, 2009, 2010 and 2011 were US$167, US$146 and US$197, respectively. Amortization expenses have been reported in the following accounts:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Cost of revenues	(57)	(35)	(81)
General and administrative expenses	(110)	(111)	(116)

Total	(167)	(146)	(197)

          The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

US$

2012	202
2013	202
2014	202
2015	202
2016	202